Federated Bond Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—70.1%
		Basic Industry - Chemicals—0.4%
$2,780,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 3,038,725
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	1,598,387
		TOTAL	4,637,112
		Basic Industry - Metals & Mining—1.6%
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	2,460,113
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	3,034,189
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	5,700,181
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	1,347,923
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,418,520
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,450,749
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,338,709
		TOTAL	18,750,384
		Basic Industry - Paper—0.5%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	3,418,088
2,850,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
2,270,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	2,329,446
		TOTAL	5,747,534
		Capital Goods - Aerospace & Defense—1.7%
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	3,116,230
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	2,196,748
2,950,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	3,263,467
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	691,438
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	985,092
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	2,037,694
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	1,898,086
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,584,965
3,230,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.893% (3-month USLIBOR +1.735%), 2/15/2042	2,476,974
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	810,140
1,010,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,090,360
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	744,207
		TOTAL	20,895,401
		Capital Goods - Building Materials—1.0%
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,278,221
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	2,106,075
1,920,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	1,996,780
2,708,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	2,937,788
1,000,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	1,090,020
		TOTAL	12,408,884
		Capital Goods - Construction Machinery—0.5%
1,670,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,763,577
2,500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,609,375
2,100,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	2,187,563
		TOTAL	6,560,515
		Capital Goods - Diversified Manufacturing—1.7%
4,400,000		3M Co., Sr. Unsecd. Note, 2.375%, 8/26/2029	4,408,036

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	$ 862,195
816,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	845,433
2,600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	2,636,759
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	2,412,470
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	1,064,795
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	889,601
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	733,838
2,190,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,434,300
4,045,000	Valmont Industries, Inc., 5.250%, 10/1/2054	4,376,351
	TOTAL	20,663,778
	Capital Goods - Packaging—0.7%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	1,892,339
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	1,115,288
2,500,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	2,669,005
2,210,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.900%, 3/15/2029	2,531,719
	TOTAL	8,208,351
	Communications - Cable & Satellite—2.2%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	7,078,613
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,529,334
900,000	Comcast Corp., 7.050%, 3/15/2033	1,309,965
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,550,288
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,956,967
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,987,158
1,470,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,513,931
1,230,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.150%, 4/30/2020	1,253,916
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,742,136
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,427,449
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,232,078
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 9/1/2021	2,990,019
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	237,606
	TOTAL	25,809,460
	Communications - Media & Entertainment—1.5%
3,995,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,305,572
2,350,000	CBS Corp., 4.900%, 8/15/2044	2,738,303
1,375,000	Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	1,594,031
4,380,000	Grupo Televisa S.A., 6.625%, 3/18/2025	5,129,879
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	853,871
2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	3,049,780
	TOTAL	17,671,436
	Communications - Telecom Wireless—1.0%
2,900,000	American Tower Corp., 3.450%, 9/15/2021	2,971,809
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,517,465
490,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	490,191
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	3,001,315
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	2,362,363
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,232,988
	TOTAL	11,576,131
	Communications - Telecom Wirelines—2.9%
4,200,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	4,414,866

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	$ 2,188,207
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	2,808,675
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	1,275,429
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	1,166,811
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,032,456
2,050,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	2,438,997
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	2,826,752
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,537,354
1,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	1,865,651
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	7,218,327
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	2,366,410
	TOTAL	35,139,935
	Consumer Cyclical - Automotive—0.7%
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	992,848
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,813,191
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	1,265,947
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.450%, 4/10/2022	2,295,379
1,580,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.600%, 3/19/2020	1,581,520
	TOTAL	7,948,885
	Consumer Cyclical - Leisure—0.2%
1,844,312	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	1,905,578
	Consumer Cyclical - Retailers—1.5%
2,500,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	2,693,859
1,070,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	1,116,385
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	647,628
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	2,283,553
921,097	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	987,167
750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	753,857
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,786,703
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,690,001
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	2,450,739
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,146,739
1,200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,250,573
	TOTAL	17,807,204
	Consumer Cyclical - Services—1.3%
3,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	3,153,533
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,546,401
2,395,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	2,633,382
2,250,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,386,018
900,000	Expedia, Inc., 4.500%, 8/15/2024	983,010
1,090,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	1,125,093
1,800,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2026	2,030,722
1,985,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	2,153,010
	TOTAL	16,011,169
	Consumer Non-Cyclical - Food/Beverage—5.6%
5,545,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	5,963,219
2,120,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	2,536,983
2,697,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	2,809,750
4,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	5,268,963

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	$ 958,099
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,797,363
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	2,350,183
2,150,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	2,229,985
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	1,649,899
820,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	972,382
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,841,822
1,600,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	1,672,738
2,245,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	2,419,742
6,900,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	7,019,531
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,674,102
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	1,219,148
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 7/2/2020	500,410
710,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	698,914
2,735,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	2,840,189
1,470,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	1,415,152
1,465,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	1,548,135
2,380,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	2,481,414
2,205,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	2,338,589
1,600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,620,635
910,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	1,003,808
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	621,980
2,220,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	2,214,356
1,175,000	Tyson Foods, Inc., 3.950%, 8/15/2024	1,264,848
1,000,000	Tyson Foods, Inc., 5.150%, 8/15/2044	1,221,808
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	1,783,614
	TOTAL	66,937,761
	Consumer Non-Cyclical - Health Care—1.0%
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 9/22/2026	3,374,109
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,519,675
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,549,296
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,105,139
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	1,552,432
	TOTAL	12,100,651
	Consumer Non-Cyclical - Pharmaceuticals—3.2%
2,601,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,864,411
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	2,998,401
805,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.450%, 3/15/2022	826,966
750,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.800%, 3/15/2025	789,582
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	2,349,454
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,452,080
2,300,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.375%, 11/16/2025	2,441,048
1,500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,575,922
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	787,410
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	563,114
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	289,087
2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,834,733
2,100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	2,281,484
4,000,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	4,447,563

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$3,585,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	$ 4,569,532
1,010,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	1,110,462
2,360,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	2,368,041
2,250,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,663,830
2,350,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/1/2046	1,518,687
	TOTAL	38,731,807
	Consumer Non-Cyclical - Products—0.4%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	1,077,682
2,220,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	2,303,881
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	1,069,757
	TOTAL	4,451,320
	Consumer Non-Cyclical - Supermarkets—0.4%
960,000	Kroger Co., Bond, 6.900%, 4/15/2038	1,262,936
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	1,048,142
2,350,000	Kroger Co., Sr. Unsecd. Note, 4.500%, 1/15/2029	2,656,265
	TOTAL	4,967,343
	Consumer Non-Cyclical - Tobacco—0.6%
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,159,250
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	4,240,334
	TOTAL	7,399,584
	Energy - Independent—1.9%
3,900,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	3,995,672
2,665,000	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	2,715,482
5,890,000	Canadian Natural Resources Ltd., 5.850%, 2/1/2035	7,128,294
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	1,003,609
1,500,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	1,674,655
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	3,541,229
695,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.200%, 3/15/2048	700,405
695,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 4/15/2046	716,642
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	629,300
775,000	XTO Energy, Inc., 6.750%, 8/1/2037	1,156,964
	TOTAL	23,262,252
	Energy - Integrated—0.9%
1,785,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,872,585
1,480,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.742%, 3/11/2021	1,541,504
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	2,528,225
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	2,454,304
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	2,122,862
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	283,882
	TOTAL	10,803,362
	Energy - Midstream—3.2%
3,190,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/1/2027	3,381,587
2,265,000	Andeavor Logistics LP, Sr. Unsecd. Note, 5.200%, 12/1/2047	2,452,234
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	850,551
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,793,801
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,264,103
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	6,204,341
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	2,282,013
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,655,339

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 830,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	$ 851,639
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 9/15/2040	3,183,226
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,499,163
1,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	1,940,884
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,442,432
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,663,425
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	1,005,134
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,169,560
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,516,635
	TOTAL	38,156,067
	Energy - Refining—0.5%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	919,101
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	917,368
1,665,000	Valero Energy Corp., 7.500%, 4/15/2032	2,309,623
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,660,757
	TOTAL	5,806,849
	Financial Institution - Banking—11.9%
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,129,294
3,000,000	BB&T Corp., Series MTN, 2.450%, 1/15/2020	3,002,399
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,672,155
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,348,618
6,395,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	6,519,582
8,400,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.328%, 10/1/2021	8,414,583
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,420,238
1,850,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	2,002,215
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,243,713
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,450,287
5,500,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,679,130
1,200,000	Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,284,073
990,000	Citigroup, Inc., 4.125%, 7/25/2028	1,080,762
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	3,058,312
4,000,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,124,643
3,410,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	3,470,370
1,705,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,782,591
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	2,022,092
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	6,365,116
3,500,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,654,711
1,450,000	City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	1,496,655
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	1,072,031
2,625,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,747,510
3,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	3,293,097
4,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	4,523,621
4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	5,119,861
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,742,525
1,680,000	Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,780,731
1,480,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 4/25/2023	1,503,971
4,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	4,693,929
870,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,179,639
740,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	767,316

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	$ 8,023,639
3,975,000	[4]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.777% (3-month USLIBOR +0.640%), 12/1/2021	3,975,136
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,823,150
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	8,122,690
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,867,241
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/24/2020	2,059,707
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,606,874
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	4,577,618
1,555,576	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	777,788
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	902,315
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	2,353,070
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	5,366,141
		TOTAL	142,101,139
		Financial Institution - Broker/Asset Mgr/Exchange—2.2%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,327,379
2,500,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	2,514,999
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	6,028,862
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	635,308
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,409,256
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,821,848
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,926,589
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,471,937
805,000		Stifel Financial Corp., 4.250%, 7/18/2024	852,881
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	1,185,547
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,570,312
975,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	1,061,236
		TOTAL	25,806,154
		Financial Institution - Finance Companies—1.3%
1,010,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 5/26/2022	1,037,932
600,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	651,216
783,000		Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	792,454
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,641,834
7,856,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	7,995,186
2,000,000		Macquarie Group Ltd., Sr. Unsecd. Note, 144A, 6.000%, 1/14/2020	2,026,882
		TOTAL	15,145,504
		Financial Institution - Insurance - Health—0.6%
740,000		Anthem, Inc., 5.850%, 1/15/2036	946,569
1,690,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	1,777,786
1,690,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	1,891,375
1,690,000		CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	2,003,064
		TOTAL	6,618,794
		Financial Institution - Insurance - Life—2.0%
2,750,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,003,725
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,211,293
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	2,508,706
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	911,193
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	1,242,963
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,611,865
700,000		New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	1,072,239

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	$ 5,353,095
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,517,391
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,210,118
	TOTAL	23,642,588
	Financial Institution - Insurance - P&C—1.2%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,283,756
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,416,114
2,880,000	Liberty Mutual Group, Inc., 144A, 4.850%, 8/1/2044	3,473,693
850,000	Liberty Mutual Group, Inc., Company Guarantee, 144A, 5.000%, 6/1/2021	885,798
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	5,894,704
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,621,374
	TOTAL	14,575,439
	Financial Institution - REIT - Apartment—0.6%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,315,102
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	2,116,096
920,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	965,444
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,646,648
	TOTAL	7,043,290
	Financial Institution - REIT - Healthcare—0.4%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,343,633
2,300,000	Healthcare Trust of America, 3.700%, 4/15/2023	2,387,331
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,257,114
	TOTAL	4,988,078
	Financial Institution - REIT - Office—0.5%
1,450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	1,542,432
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,713,985
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,478,245
	TOTAL	5,734,662
	Financial Institution - REIT - Other—0.4%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,419,927
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	2,034,094
	TOTAL	4,454,021
	Financial Institution - REIT - Retail—0.8%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	393,706
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,855,902
2,600,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	2,711,431
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,844,663
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,384,799
	TOTAL	9,190,501
	Sovereign—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,165,637
	Technology—3.9%
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	2,463,947
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,638,429
1,300,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	1,341,717
1,250,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	1,411,827
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 8.350%, 7/15/2046	2,058,869
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,458,147
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,521,444

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	$ 2,086,786
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,356,836
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2025	2,695,768
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,485,611
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,680,506
2,125,000	Global Payments, Inc., Sr. Unsecd. Note, 4.150%, 8/15/2049	2,257,846
1,240,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	1,257,970
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,142,823
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,619,038
1,260,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,399,875
2,250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	2,400,170
2,100,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,197,597
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,488,667
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,037,274
1,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,581,601
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	501,471
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	167,542
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,453,249
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	3,196,463
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	216,645
	TOTAL	47,118,118
	Transportation - Railroads—0.9%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	4,258,855
114,696	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	118,335
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,346,320
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,356,612
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	2,530,404
	TOTAL	10,610,526
	Transportation - Services—1.2%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	5,716,406
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	3,410,414
2,255,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,349,081
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,702,016
	TOTAL	14,177,917
	Utility - Electric—3.9%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	1,051,256
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,638,071
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,991,566
1,233,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,535,266
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	397,697
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,225,549
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,402,798
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	149,631
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	2,027,819
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	5,228,575
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	887,261
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,519,643
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	838,620
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	4,311,260

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	$ 1,073,767
1,320,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	1,315,281
2,350,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,408,057
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	1,093,752
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	3,295,050
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,570,303
1,080,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	1,097,400
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	825,170
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	876,872
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,300,924
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	2,030,197
2,460,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,521,409
	TOTAL	46,613,194
	Utility - Natural Gas—1.0%
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,688,697
2,425,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	2,523,330
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	2,836,411
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,704,844
2,230,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,298,700
	TOTAL	12,051,982
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	876,453
	TOTAL CORPORATE BONDS (IDENTIFIED COST $770,612,696)	836,272,750
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
746	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	819
899	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	990
381	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	419
858	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	957
	TOTAL	3,185
	Federal National Mortgage Association—0.0%
1,329	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	1,497
853	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	947
9,485	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	10,484
4,803	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	5,302
	TOTAL	18,230
	Government National Mortgage Association—0.0%
870	Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	977
599	Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	670
1,258	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	1,342
806	Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	854
	TOTAL	3,843
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $22,890)	25,258
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
1,405,000	Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $1,423,265)	1,609,638

Principal Amount or Shares			Value
		PREFERRED STOCKS—0.5%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670%	$ 1,300
		Financial Institution - REIT - Other—0.5%
80,000		ProLogis, Inc., REIT Perpetual Pfd. Stock, 8.540%	5,370,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,371,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$ 90,786		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $89,046)	95,714
		INVESTMENT COMPANIES—28.1%
32,644,175		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.20%[5]	32,653,968
48,218,635		High Yield Bond Portfolio	302,330,843
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $383,938,935)	334,984,811
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $1,160,072,122)	1,178,359,471
		OTHER ASSETS AND LIABILITIES - NET—1.2%[6]	14,205,986
		TOTAL NET ASSETS—100%	$ 1,192,565,457
At August 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[1]United States Treasury Note 10-Year Long Futures	300	$39,515,625	December 2019	$ 29,767
[1]United States Treasury Bond Long Futures	175	$28,918,750	December 2019	$ 87,090
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$116,857
The average notional value of long futures contracts held by the Fund throughout the period was $32,203,656. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2018	2,393,013	47,678,770	50,071,783
Purchases/Additions	278,293,225	9,352,826	287,646,051
Sales/Reductions	(248,042,063)	(8,812,961)	(256,855,024)
Balance of Shares Held 8/31/2019	32,644,175	48,218,635	80,862,810
Value	$ 32,653,968	$302,330,843	$ 334,984,811
Change in Unrealized Appreciation/Depreciation	$ —	$ 39,892,710	$ 39,892,710
Net Realized Gain/(Loss)	$ 1,194	$ (28,518,426)	$ (28,517,232)
Dividend Income	$ 311,362	$ 14,288,542	$ 14,599,904
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$835,494,962	$777,788	$ 836,272,750
Mortgage-Backed Securities	—	25,258	—	25,258
Municipal Bond	—	1,609,638	—	1,609,638
Collateralized Mortgage Obligation	—	95,714	—	95,714
Equity Securities:
Preferred Stocks
Domestic	5,370,000	—	1,300	5,371,300
Investment Companies	334,984,811	—	—	334,984,811
TOTAL SECURITIES	$340,354,811	$837,225,572	$779,088	$1,178,359,471
Other Financial Instruments[1]
Assets	$ 116,857	$ —	$ —	$ 116,857
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 116,857	$ —	$ —	$ 116,857
1	Other financial instruments are futures contracts.

The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit